Right of Use Assets (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Right of Use Assets
	Building	Vehicles and equipment	Total
	$	$	$
Cost
At January 1, 2020	757	106	863
Modification of building lease	(259)	—	(259)
Disposals	—	(21)	(21)
Impact of foreign exchange rate changes	1	—	1
At June 30, 2020	499	85	584

	Building	Vehicles and equipment	Total
	$	$	$
Accumulated Depreciation
At January 1, 2020	242	39	281
Disposals	—	(20)	(20)
Depreciation	116	16	132
Impact of foreign exchange rate changes	1	—	1
At June 30, 2020	359	35	394

	Building	Vehicles and equipment	Total
	$	$	$
Carrying amount
At June 30, 2020	140	50	190
As at December 31, 2019	515	67	582